5. Loans and Allowance for Loan Losses, Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 30, 2012	Dec. 31, 2012	Dec. 31, 2013 Real Estate Secured [Member] One to Four Family Residential [Member]	Dec. 31, 2012 Real Estate Secured [Member] One to Four Family Residential [Member]	Dec. 31, 2013 Real Estate Secured [Member] Home Equity Line of Credit [Member]	Dec. 31, 2012 Real Estate Secured [Member] Home Equity Line of Credit [Member]	Dec. 31, 2013 Real Estate Secured [Member] Multi Family and Commercial [Member]	Dec. 31, 2012 Real Estate Secured [Member] Multi Family and Commercial [Member]	Dec. 31, 2013 Real Estate Secured [Member] Farmland [Member]	Dec. 31, 2012 Real Estate Secured [Member] Farmland [Member]	Dec. 31, 2013 Real Estate Secured [Member] Construction and Land Development [Member]	Dec. 31, 2012 Real Estate Secured [Member] Construction and Land Development [Member]	Dec. 31, 2013 Real Estate Secured [Member] Commercial, Owner Occupied [Member]	Dec. 31, 2012 Real Estate Secured [Member] Commercial, Owner Occupied [Member]	Dec. 31, 2013 Real Estate Secured [Member] Commercial, Non owner Occupied [Member]	Dec. 31, 2012 Real Estate Secured [Member] Commercial, Non owner Occupied [Member]	Dec. 31, 2013 Real Estate Secured [Member] Second Mortgage [Member]	Dec. 31, 2012 Real Estate Secured [Member] Second Mortgage [Member]	Dec. 31, 2013 Non Real Estate Secured [Member] Personal [Member]	Dec. 31, 2012 Non Real Estate Secured [Member] Personal [Member]	Dec. 31, 2013 Non Real Estate Secured [Member] Commercial Loan [Member]	Dec. 31, 2012 Non Real Estate Secured [Member] Commercial Loan [Member]	Dec. 31, 2013 Non Real Estate Secured [Member] Agricultural [Member]	Dec. 31, 2012 Non Real Estate Secured [Member] Agricultural [Member]
Recorded Investment [Abstract]
With No Related Allowance	$ 20,641		$ 17,378	$ 6,042	$ 6,559	$ 364	$ 0	$ 0	$ 0	$ 483	$ 299	$ 1,694	$ 1,660	$ 5,393	$ 5,010	$ 6,454	$ 3,432	$ 62	$ 321	$ 53	$ 9	$ 96	$ 68	$ 0	$ 20
With Related Allowance	12,667		12,183	3,026	4,486	38	0	0	405	200	203	0	0	3,528	2,698	4,581	2,995	56	0	133	22	924	658	181	716
Unpaid Principal Balance [Abstract]
With No Related Allowance	20,641		17,448	6,042	6,559	364	0	0	0	483	299	1,694	1,730	5,393	5,010	6,454	3,432	62	321	53	9	96	68	0	20
With Related Allowance	12,667		12,202	3,026	4,486	38	0	0	405	200	203	0	0	3,528	2,698	4,581	2,995	56	0	133	22	924	658	181	735
Related Allowance	3,197		2,179	394	491	38	0	0	5	25	2	0	0	630	369	1,230	494	45	0	84	1	695	585	56	232
Average Recorded Investment [Abstract]
With No Related Allowance	19,008	23,594		6,300	7,797	182	0	0	460	391	291	1,677	2,074	5,201	7,083	4,943	4,146	191	456	31	20	82	1,257	10	10
With Related Allowance	12,425	13,494		3,756	4,146	19	0	202	526	201	255	0	1,269	3,113	2,342	3,788	3,739	28	54	77	48	791	757	448	358
Interest Income Recognized [Abstract]
With No Related Allowance	650	587		198	237	6	0	0	0	11	15	1	40	173	138	250	136	3	14	3	1	5	5	0	1
With Related Allowance	$ 364	$ 383		$ 145	$ 165	$ 1	$ 0	$ 0	$ 17	$ 8	$ 13	$ 0	$ 0	$ 72	$ 15	$ 93	$ 88	$ 1	$ 0	$ 6	$ 2	$ 34	$ 15	$ 4	$ 68